Leases — The Company as Lessee - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jun. 30, 2017
Incremental borrowing rate				5.60%
Operating Lease, Weighted Average Remaining Lease Term				7 years 6 months
Operating Lease, Payments				$ 1,647,192
Operating Lease Term Of Contract								5 years
Office Space [Member]
Incremental borrowing rate				5.60%
Operating lease monthly rent expense				$ 6,500	$ 7,345
Time Charter In Contracts [Member]
Incremental borrowing rate				5.60%			5.60%
Time Charter In Contracts [Member] | Maximum [Member]
Operating Lease Term Of Contract				5 years
Time Charter In Contracts [Member] | Minimum [Member]
Operating Lease Term Of Contract				1 year
Charter Hire Expenses [Member] | Bareboat Charters [Member]
Current Period Gain Recognized				$ 130,000
Gas Premiership And Gas Cathar [Member]
Sale leaseback transaction, term of lease	5 years 3 months 18 days	4 years
Deferred gain gross		$ 780,695
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member]
Current Period Gain Recognized				0	190,087	$ 195,040
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member] | Bareboat Charters [Member]
Operating Lease Rent Expense				$ 1,560,000	$ 3,434,250	$ 3,719,810
Astrid and Kazak [Member]
Sale leaseback transaction, term of lease			12 months		12 months